Other receivables - Table (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other receivables
Research tax credit	€ 3,199	€ 5,940
Value added tax	1,562	1,786
Prepaid expenses	29	46
Suppliers - advances payment and debit balance	127	74
Credits towards CACEIS in relation with the exercises of BSA/BSPCE	266
Miscellaneous	57	48
Total other receivables	€ 5,239	€ 7,893